UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
January 31, 2009                                                     (Unaudited)

                                                                           Value
HGK EQUITY VALUE FUND                                            Shares    (000)
---------------------                                           -------   ------
COMMON STOCK (96.1%)
AEROSPACE & DEFENSE (3.6%)
   Boeing                                                         3,800   $  161
   General Dynamics                                               1,700       96
                                                                          ------
                                                                             257
                                                                          ------
APPAREL MANUFACTURERS (2.3%)
   VF                                                             3,000      168
                                                                          ------
BANKS (7.0%)
   Bank of America                                                7,500       49
   Bank of New York Mellon                                        6,700      173
   JPMorgan Chase                                                 6,500      166
   PNC Financial Services Group                                   3,600      117
                                                                          ------
                                                                             505
                                                                          ------
CHEMICALS (1.1%)
   PPG Industries                                                 2,200       83
                                                                          ------
COMPUTERS & SERVICES (1.6%)
   International Business Machines                                1,300      119
                                                                          ------
ELECTRICAL SERVICES (5.3%)
   American Electric Power                                        7,000      219
   Entergy                                                        2,200      168
                                                                          ------
                                                                             387
                                                                          ------
ENTERTAINMENT (2.2%)
   Time Warner                                                   16,700      156
                                                                          ------
FINANCIAL SERVICES (1.5%)
   Morgan Stanley                                                 5,300      107
                                                                          ------
FOOD, BEVERAGE & TOBACCO (3.5%)
   Campbell Soup                                                  3,700      112
   Safeway                                                        6,700      144
                                                                          ------
                                                                             256
                                                                          ------
HOUSEHOLD PRODUCTS (2.5%)
   Kimberly-Clark                                                 3,500      180
                                                                          ------
INDUSTRIALS (1.5%)
   General Electric                                               9,100      110
                                                                          ------
INSURANCE (6.1%)
   Allstate                                                       6,000      130
   MetLife                                                        5,500      158
   Travelers                                                      3,900      151
                                                                          ------
                                                                             439
                                                                          ------
MACHINERY (3.4%)
   Caterpillar                                                    3,100       96
   Parker Hannifin                                                3,900      149
                                                                          ------
                                                                             245
                                                                          ------
MEDICAL PRODUCTS & SERVICES (9.6%)
   Johnson & Johnson                                              3,500      202
   McKesson                                                       1,800       79
   St. Jude Medical *                                             6,600      240

                                                                           Value
                                                                 Shares    (000)
                                                                -------   ------
MEDICAL PRODUCTS & SERVICES (CONTINUED)
   UnitedHealth Group                                             6,200   $  176
                                                                          ------
                                                                             697
                                                                          ------
METALS (2.1%)
   Freeport-McMoRan Copper & Gold                                 1,800       45
   Nucor                                                          2,700      110
                                                                          ------
                                                                             155
                                                                          ------
OIL FIELD SERVICES (2.7%)
   Baker Hughes                                                   2,700       90
   National Oilwell Varco *                                       4,100      108
                                                                          ------
                                                                             198
                                                                          ------
PAPER & PAPER PRODUCTS (0.4%)
   International Paper                                            3,500       32
                                                                          ------
PETROLEUM & FUEL PRODUCTS (2.0%)
   Apache                                                         1,900      143
                                                                          ------
PETROLEUM REFINING (10.0%)
   Chevron                                                        3,200      226
   ConocoPhillips                                                 3,200      152
   Exxon Mobil                                                    1,500      115
   Marathon Oil                                                   5,200      141
   Valero Energy                                                  3,700       89
                                                                          ------
                                                                             723
                                                                          ------
PHARMACEUTICALS (9.5%)
   Eli Lilly                                                      5,100      188
   Forest Laboratories *                                          5,700      143
   Pfizer                                                        11,500      168
   Wyeth                                                          4,500      193
                                                                          ------
                                                                             692
                                                                          ------
RETAIL (5.1%)
   Best Buy                                                       6,900      193
   Kohl's *                                                       4,900      180
                                                                          ------
                                                                             373
                                                                          ------
SEMI-CONDUCTORS/INSTRUMENTS (2.0%)
   Intel                                                         11,400      147
                                                                          ------
SOFTWARE (3.0%)
   Oracle *                                                      12,700      214
                                                                          ------
TELEPHONES & TELECOMMUNICATIONS (8.1%)
   AT&T                                                           7,700      190
   Juniper Networks *                                             7,200      102
   Motorola                                                      19,300       85
   Verizon Communications                                         7,100      212
                                                                          ------
                                                                             589
                                                                          ------
TOTAL COMMON STOCK
      (Cost $10,673)                                                       6,975
                                                                          ------

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
January 31, 2009                                                     (Unaudited)

                                                                           Value
HGK EQUITY VALUE FUND                                            Shares    (000)
---------------------                                           -------   ------
SHORT TERM INVESTMENT (3.7%)
   AIM Liquid Assets Institutional
   Money Market Fund, 1.110% (A)                                269,779   $  270
                                                                          ------
TOTAL SHORT TERM INVESTMENT
      (Cost $270)                                                            270
                                                                          ------
TOTAL INVESTMENTS (99.8%)
 (Cost $10,943) +                                                         $7,245
                                                                          ======

PERCENTAGES ARE BASED ON NET ASSETS OF $7,256(000).

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

+    AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
$10,943(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $166(000) AND $(3,864)(000), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

In September 2006, the Financial Accounting Standards Board (FASB) released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The HGK Value Equity Fund (the "Fund") adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at January 31, 2009:

INVESTMENTS IN SECURITIES     LEVEL 1    LEVEL 2   LEVEL 3      TOTAL
-------------------------   ----------   -------   -------   ----------
HGK Value Equity Fund       $7,245,230     $--       $--     $7,245,230
                            ==========     ===       ===     ==========

HGK-QH-001-1100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009

By (Signature and Title)                     /s/ Michael Lawson
                                             -----------------------------
                                             Michael Lawson
                                             Treasurer, Controller & CFO

Date: March 27, 2009